Separate Account Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Accounting Standards Update 2018-12 [Abstract]
Separate Account Assets and Liabilities	Separate Account Assets and Liabilities
This note is recast for the adoption of LDTI for 2022 and 2021.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefits, or "GMDB"), at annuitization ("GMIB"), upon the depletion of funds ("GMWB") or at the end of a specified period ("GMAB"). These guarantees are classified as market risk benefits. See Note 12 of the Notes to Consolidated Financial Statements for more information regarding market risk benefits.

The separate account assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. At December 31, 2022 and December 31, 2021, the assets and liabilities associated with variable life and annuity contracts were $196 billion and $249 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.

Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the Consolidated Income Statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the separate account assets and liabilities described above is a Jackson issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $285 million and $390 million at December 31, 2022 and 2021, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the Consolidated Income Statements.

The following table presents the roll-forward of the separate account balance for variable annuities (in millions):

	December 31,
	2022	2021
Balance as of beginning of year	$248,469	$218,618
Deposits	12,288	17,588
Surrenders, withdrawals and benefits	(14,554)	(18,272)
Net transfer from (to) general account	(870)	384
Investment performance	(47,150)	32,621
Policy charges and other	(2,633)	(2,470)
Balance as of end of year, gross	$195,550	$248,469

Cash surrender value (1)	$190,243	$242,656
(1) Cash surrender value represents the amount of the contract holder’s account balances distributable at the balance sheet date less applicable surrender charges.

The following table presents the reconciliation of the separate account balance in the Consolidated Balance Sheets (in millions):

	December 31,
	2022	2021
Variable Annuities	$195,550	$248,469
Other Product Lines	356	480
Total	$195,906	$248,949
The following table presents aggregate fair value of assets, by major investment asset category, supporting separate accounts (in millions):

	December 31,
	2022	2021
Variable Annuities By Fund Type
Equity	$132,547	$171,813
Bond	19,155	24,059
Balanced	40,797	50,534
Money Market	3,051	2,063
Total Variable Annuities	195,550	248,469
Other Product Lines	356	480
Total Separate Accounts	$195,906	$248,949